Accumulated Other Comprehensive Loss (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	$ 2,643,006,000	$ 2,124,740,000	$ 2,124,740,000	$ 2,096,357,000	$ 2,046,763,000
Amounts reclassified from accumulated AOCI
Balances, end of period	2,649,748,000	2,530,062,000	2,643,006,000	2,124,740,000	2,096,357,000
TOTAL AOCI
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(17,513,000)	1,786,000	1,786,000	(2,921,000)	1,500,000
Amounts reclassified from accumulated AOCI
Balances, end of period	(17,099,000)	1,651,000	(17,513,000)	1,786,000	(2,921,000)
POSTRETIREMENT BENEFIT NET LOSS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(17,513,000)	1,786,000	1,786,000	(2,921,000)	1,500,000
Amounts reclassified from accumulated AOCI
Amounts reclassified from AOCI	414,000	(135,000)	(422,000)	1,615,000	(523,000)
Balances, end of period	(17,099,000)	1,651,000	(17,513,000)	1,786,000	(2,921,000)
Cleco Power
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	1,713,392,000	1,594,533,000	1,594,533,000	1,550,679,000	1,535,202,000
Amounts reclassified from accumulated AOCI
Amounts reclassified from AOCI			687,000	1,789,000	476,000
Balances, end of period	1,725,713,000	1,621,465,000	1,713,392,000	1,594,533,000	1,550,679,000
Cleco Power | TOTAL AOCI
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(22,585,000)	(13,182,000)	(13,182,000)	(13,683,000)	(13,422,000)
Amounts reclassified from accumulated AOCI
Balances, end of period	(22,095,000)	(12,962,000)	(22,585,000)	(13,182,000)	(13,683,000)
Cleco Power | POSTRETIREMENT BENEFIT NET LOSS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(16,717,000)	(7,060,000)	(7,060,000)	(8,377,000)	(7,905,000)
Amounts reclassified from accumulated AOCI
Amounts reclassified from AOCI	426,000	156,000	687,000	1,789,000	476,000
Balances, end of period	(16,291,000)	(6,904,000)	(16,717,000)	(7,060,000)	$ (8,377,000)
Cleco Power | NET LOSS ON CASH FLOW HEDGES
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(5,868,000)	(6,122,000)	(6,122,000)
Amounts reclassified from accumulated AOCI
Amounts reclassified from AOCI	64,000	64,000
Balances, end of period	$ (5,804,000)	$ (6,058,000)	$ (5,868,000)	$ (6,122,000)